Income Tax - Additional Information (Detail) ₽ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020 RUB (₽) Subsidiaries	Dec. 31, 2019 RUB (₽) Subsidiaries	Dec. 31, 2018 RUB (₽) Subsidiaries
Disclosure of income tax expense and deferred taxes [line items]
Number of subsidiaries in consolidated group of taxpayers | Subsidiaries		20	20	20
Termination agreement date		Jan. 01, 2023
Applicable tax rate		20.00%	20.00%	20.00%
Deferred tax assets unrecognized on losses		₽ 38,153	₽ 29,600
Tax losses amounts unrecognized		191,411	150,460
Deferred tax liabilities unrecognized for temporary differences related to investment in foreign subsidiaries		566	305
Probable income tax risks		6,575	8,984
Possible income tax risks		862	₽ 1,663
Indemnity of possible tax risk stated by sales agreement of Elga coal complex		₽ 1,900
Russia [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Switzerland [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate	12.53%
Kazakhstan [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Austria [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		25.00%	25.00%	25.00%
Germany [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		32.10%	32.10%	32.10%
Bottom of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate			10.50%
Top of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate			11.00%
Elgaugol [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		0.00%	0.00%	0.00%
Increase(decrease) of unrecognized deferred tax assets		₽ 9,527	₽ 2,319	₽ (2,480)
Tax effect from different tax rates , tax losses (income)		642	49	₽ (259)
Unremitted earnings [member]
Disclosure of income tax expense and deferred taxes [line items]
Deferred tax liabilities unrecognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries		₽ 72	₽ 105